Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Balance Sheets Parentheticals (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Apr. 15, 2011	Dec. 31, 2010	Dec. 08, 2010
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01		$ 0.01	$ 20
Common stock shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	250,000,000	500
Common stock shares issued	132,017,178	131,875,128
Common stock shares outstanding	132,017,178	131,875,128
Ocean Rig
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	132,017,178	131,875,128
Common stock shares outstanding	132,017,178	131,875,128